Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of retained earnings
(1)	Retained earnings as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Appropriated:
Legal reserve	~~W~~	22,320	22,320
Reserve for business expansion		9,831,138	9,631,138
Reserve for technology development		4,565,300	4,365,300

		14,396,438	13,996,438
Unappropriated		8,381,223	8,444,953

	~~W~~	22,799,981	22,463,711